Description of Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Basis of Presentation	Description of Business and Basis of Presentation
Velo3D, Inc. (the “Company”) produces metal additive three dimensional printers (“3D Printers”) which enable the production of components for space rockets, jet engines, fuel delivery systems and other high value metal parts, which it sells or leases to customers for use in their businesses. The Company also provides support services (“Support Services”) for an incremental fee. The Company was founded in June 2014 as a Delaware corporation headquartered in Campbell, California. The first commercially developed 3D Printer was delivered in the fourth quarter of 2018.
Basis of Presentation
The condensed financial statements include the accounts of the Company and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the requirements of the U.S. Securities and Exchange Commission (“SEC”) for interim reporting. As permitted under those rules, certain footnotes or other financial information that are normally required by U.S. GAAP can be condensed or omitted. These condensed financial statements have been prepared on the same basis as its annual financial statements and, in the opinion of management, reflect all adjustments, consisting only of normal recurring adjustments, which are necessary for the fair statement of the Company’s financial information. These interim results are not necessarily indicative of the results to be expected for the fiscal year ending December 31, 2021, or for any other interim period or for any other future year. The condensed balance sheet as of December 31, 2020 has been derived from the audited financial statements of the Company. These condensed financial statements should be read in conjunction with the Company’s audited financial statements and the notes.
Merger Agreement
In March 2021, the Company entered into a merger agreement with JAWS Spitfire Acquisition Corp. As a result of the proposed Merger, JAWS Spitfire will domesticate as a corporation incorporated under the laws of the state of Delaware and the Company will survive the Merger as a wholly-owned subsidiary of JAWS Spitfire. The Company will be renamed “Velo3D Corporation” and JAWS Spitfire will be renamed to Velo3D, Inc. (“New Velo3D”). The Company’s board of directors unanimously approved the entry into the Merger.
Upon the closing of the Merger, all outstanding shares of the Company’s common stock, after giving effect to the conversion of the Company’s issued and outstanding preferred stock into the Company’s common stock, will be cancelled and exchanged into the right to receive shares of New Velo3D common stock at a deemed value of $10.00 per share after giving effect to the exchange ratio. Additionally, all of the Company’s outstanding stock warrants, and stock options, for shares of the Company’s common stock will be cancelled and exchanged into equivalent outstanding stock warrants, and stock options with similar terms for shares of New Velo3D common stock at a deemed value of $10.00 per share after giving effect to the exchange ratio. The exchange ratio will be determined prior to the closing of the Merger and represents a fully-diluted pre-transaction equity value of the Company of $1,500.0 million.
All holders of the Company’s issued and outstanding common stock, outstanding vested and unexercised stock options, and outstanding vested as of the closing of the Merger will also be eligible to receive up to 23.8 million additional shares of New Velo3D common stock, (assuming the expected capital structure as of July 31, 2021) comprised of two separate tranches of 11.9 million shares per tranche, upon the earliest occurrence of the specified earnout triggering events for each tranche prior to the fifth anniversary of the closing of the Merger, including the (i) date on which the volume-weighted average trading sale price of one share of New Velo3D common stock quoted on Nasdaq is greater than or equal to $12.50 and $15.00, respectively per tranche, for any 20 trading days within any 30 consecutive trading day period, (ii) a change in control of New Velo3D pursuant to which holders of New Velo3D common stock have the right to receive consideration implying a value per share greater than or equal to $12.50 and $15.00, respectively per tranche.
The Merger agreement provides that the obligations of the Company to consummate the Merger are conditioned on, among other things, that as of the closing of the Merger, the amount of cash available in JAWS Spitfire’s trust account, after including the cash proceeds received in a concurrent private placement and deducting the amounts required to satisfy JAWS Spitfire’s obligations if any shareholders exercise their rights to redeem their public shares in connection with the shareholders’ approval of the Merger and the payment of the unpaid JAWS Spitfire expenses and liabilities, is at least equal to $350.0 million. This condition is for the sole benefit of the Company. The Merger is subject to the approval by the JAWS Spitfire shareholders.
Going Concern, and Liquidity and Capital Resources
The accompanying financial statements are unaudited and have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. Since inception, the Company has not achieved profitable operations or generated positive cash flows from operations. As of June 30, 2021, the Company had an accumulated deficit of $148.9 million. The Company has incurred net losses since inception. The Company is subject to risks, expenses, and uncertainties frequently encountered by companies in this stage of development and industry. These risks include, but are not limited to, the uncertainty of availability of additional financing, limited management resources, intense competition, dependence on the future acceptance of products in development by customers, and the uncertainty of achieving future profitability.
The Company’s activity has been funded primarily with proceeds from the issuance of redeemable convertible preferred stock, borrowings under its loan facilities, and customer payments and deposits. The Company intends to raise additional capital in connection with the completion of the merger with JAWS Spitfire Acquisition Corp, a publicly traded blank check company incorporated as a Cayman Islands exempted company (“JAWS Spitfire”) (the “Merger”).
In May 2021, the Company entered into an amended and restated loan and security agreement and a mezzanine loan and security agreement with our primary lender and another financing institution for a total of $53.5 million of debt facilities (see note 11, Long-Term Debt). These were comprised of a $35.0 million term loan, a $10.0 million revolving credit line and an $8.5 million secured equipment loan facility. The Company borrowed $15.0 million in May 2021 and $5.0 million in July 2021.. The debt was to cover working capital requirements and repay certain indebtedness of the Company’s original loan. This loan may not be sufficient to fund the Company’s growth for the next 12 months.
If the Company is unable to raise sufficient additional capital, through future debt or equity financings or through strategic and collaborative ventures with third parties, the Company will not have sufficient cash flows and liquidity to fund its planned business for the next 12 months. There can be no assurances that the Company will be able complete the Merger or that, in the event that the Merger does not take place, that the Company will be able to secure alternate forms of financing at terms that are acceptable to its management or at all. In that event, the Company might be forced to limit many of its business plans and consider other means of creating value for its stockholders. Based on the factors described above, and after considering management’s plans, there is substantial doubt about the Company’s ability to continue as a going concern for at least one year from the date of issuance of these unaudited financial statements.
Description of Business and Basis of Presentation
Velo3D, Inc. (the “Company”) produces metal additive three dimensional printers (“3D Printers”) which enable the production of components for space rockets, jet engines, fuel delivery systems and other high value metal parts, which it sells or leases to customers for use in their businesses. The Company also provides support services (“Support Services”) for an incremental fee. The Company was founded in June 2014 as a Delaware corporation headquartered in Campbell, California. The first commercially developed 3D Printer was delivered in the fourth quarter of 2018.
Basis of Presentation
The financial statements and accompanying notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Going Concern, and Liquidity and Capital Resources
The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. Since inception, the Company has not achieved profitable operations or generated positive cash flows from operations. As of December 31, 2020, the Company had an accumulated deficit of $122.8 million. The Company has incurred net losses of $21.8 million and $25.7 million for the years ended December 31, 2020 and 2019, respectively. The Company is subject to risks, expenses, and uncertainties frequently encountered by companies in this stage of development and industry. These risks include, but are not limited to, the uncertainty of availability of additional financing, limited management resources, intense competition, dependence on the future acceptance of products in development by customers, and the uncertainty of achieving future profitability.
The Company’s activity has been funded primarily with proceeds from the issuance of redeemable convertible preferred stock, borrowings under its loan facilities, and customer payments and deposits. The Company intends to raise additional capital in connection with the completion of the merger with JAWS Spitfire Acquisition Corp, a publicly traded blank check company incorporated as a Cayman Islands exempted company (“JAWS Spitfire”) (the “Merger”) (see Note 18, Subsequent Events).
If the Company is unable to raise sufficient additional capital, through future debt or equity financings or through strategic and collaborative ventures with third parties, the Company will not have sufficient cash flows and liquidity to fund its planned business for the next 12 months. There can be no assurances that the Company will be able complete the Merger or that, in the event that the Merger does not take place, that the Company will be able to secure alternate forms of financing at terms that are acceptable to its management or at all. In that event, the Company might be forced to limit many of its business plans and consider other means of creating value for its stockholders. Based on the factors described above, and after considering management’s plans, there is substantial doubt about the Company’s ability to continue as a going concern for at least one year from the date of issuance of these financial statements.